Schedule of Investments (unaudited)
September 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 3.2%
Grand Canyon University, 5.13%, 10/01/28(a)	$9,377	$ 8,787,562
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	18,190	17,380,340
Wesleyan University, 4.78%, 07/01/2116(a)	11,000	9,941,810
		36,109,712
Financial Services(b) — 1.8%
MMH Master LLC
6.38%, 02/01/34	2,670	2,774,112
6.50%, 02/01/39	6,475	6,887,620
6.75%, 02/01/44	7,300	7,629,431
Western Group Housing LP, 6.75%, 03/15/57(a)	2,382	2,620,729
		19,911,892
Health Care Providers & Services — 3.0%
CommonSpirit Health, 5.32%, 12/01/34(a)	14,655	15,144,627
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	5,000	5,176,743
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	15,000	14,138,108
		34,459,478
Total Corporate Bonds — 8.0% (Cost: $92,814,669)		90,481,082
Municipal Bonds
Alabama — 0.1%
Jacksonville Public Educational Building Authority, RB, (AGM), 7.00%, 08/01/46	1,365	1,494,323
Alaska — 0.9%
Alaska Housing Finance Corp., RB, S/F Housing, Series C, 6.25%, 12/01/53(a)	10,000	10,519,220
Arizona — 2.1%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	24,545	24,089,021
Arkansas — 0.7%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	7,400	8,234,997
California — 21.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB(c)
Series D, (AGM), 0.00%, 10/01/40	3,775	1,483,127
Series B, Senior Lien, 0.00%, 10/01/42	5,000	1,848,872
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44(a)	11,000	13,257,237
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40	6,720	7,887,746
Series S-3, 6.91%, 10/01/50	14,000	17,294,399
California Infrastructure & Economic Development Bank, RB, 5.50%, 01/01/38(b)	4,800	4,072,130
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34(a)	17,050	21,056,359
California State University, Refunding RB, Series B, 2.80%, 11/01/41	5,000	3,882,003
City & County of San Francisco California, COP, 6.38%, 10/01/43	5,000	5,355,022
City of Chula Vista California, RB, 2.40%, 06/01/36	1,275	986,500
City of Huntington Beach California, Refunding RB
3.28%, 06/15/40(a)	6,000	5,043,914
3.38%, 06/15/44	1,500	1,211,255
Security	Par (000)	Value
California (continued)
City of Orange California, RB, (BAM), 3.12%, 06/01/44	$2,000	$ 1,527,673
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, Series DE, 6.00%, 11/01/40(a)	21,255	22,865,977
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29(a)	10,420	10,874,295
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 3.12%, 06/01/38	11,410	9,615,134
Class B, (SAP), 3.29%, 06/01/42	2,000	1,603,546
Series A-1, 3.71%, 06/01/41	5,000	4,003,905
Series A-1, 4.21%, 06/01/50	35,775	27,756,282
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	1,115	1,133,451
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42(a)	10,000	11,727,712
Orange County Local Transportation Authority Sales Tax Revenue, Refunding RB, BAB, Series A, 6.91%, 02/15/41	5,000	5,606,302
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	3,685	3,687,538
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	7,200	5,767,382
State of California, GO, BAB
7.55%, 04/01/39(a)	9,035	11,380,311
7.35%, 11/01/39	5,000	6,060,710
7.63%, 03/01/40	8,950	11,205,759
7.60%, 11/01/40(a)	15,000	19,150,134
State of California, Refunding GO, 5.13%, 03/01/38(a)	10,010	10,275,164
		247,619,839
Colorado — 1.8%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	11,885	10,460,523
Colorado Housing and Finance Authority, RB, S/F Housing, Series B-1, Class I, (GNMA), 6.25%, 11/01/54	2,180	2,315,680
Denver City & County School District No. 1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	7,030,353
		19,806,556
Connecticut — 0.8%
Connecticut Housing Finance Authority, RB, S/F Housing, Sustainability Bonds, 5.37%, 11/15/44	6,575	6,408,409
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(b)	2,765	2,704,080
		9,112,489
District of Columbia — 1.8%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47(a)	10,750	14,208,540
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	5,000	6,357,876
		20,566,416
Florida — 4.3%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/25	80	79,840
5.50%, 06/15/26	445	437,612
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	3,295	3,556,577
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	$195	$ 193,998
Florida Development Finance Corp., RB(b)
6.75%, 12/15/28	528	372,996
Series B, 5.00%, 06/15/25	145	143,668
Series B, 5.75%, 06/15/25	260	256,779
Series D, 5.75%, 12/15/26	650	640,472
Florida Development Finance Corp., Refunding RB
Series B, 4.11%, 04/01/50	5,000	4,355,848
AMT, 12.00%, 07/15/32(b)(d)	1,150	1,222,367
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	12,472,922
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	70	69,564
State Board of Administration Finance Corp., RB, Series A, 5.53%, 07/01/34(a)	10,000	10,538,776
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	14,084,740
		48,426,159
Georgia — 5.7%
East Point Business & Industrial Development Authority, RB, Series B, 5.25%, 06/15/31(b)	860	869,684
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57(a)	25,422	29,020,633
6.66%, 04/01/57	20,536	23,547,838
7.06%, 04/01/57	9,420	11,116,640
		64,554,795
Hawaii — 0.7%
State of Hawaii, GO, Series GK, 6.05%, 10/01/36	5,000	5,532,170
State of Hawaii, Refunding GO, Series GC, 2.37%, 10/01/35	2,500	2,055,538
		7,587,708
Idaho — 2.0%
Idaho Housing & Finance Association, RB
Series B, 4.75%, 06/15/29(b)	235	214,920
Series B, 7.15%, 06/15/31	460	435,116
Idaho Housing & Finance Association, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	5,915	6,250,849
Series E, (FHLMC, FNMA, GNMA), 6.06%, 01/01/44(a)	14,805	15,404,715
		22,305,600
Illinois — 16.8%
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	10,435	10,517,422
6.52%, 12/01/40	9,745	10,107,382
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	1,706,343
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	7,534	8,611,540
Series B, 6.90%, 12/01/40	4,623	5,277,193
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(a)	16,015	17,238,872
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 2nd Lien, 6.90%, 01/01/40(a)	36,000	41,184,281
Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 2nd Lien, 6.74%, 11/01/40	$15,250	$ 17,406,401
County of Will Illinois, Refunding GO, 2.95%, 11/15/45	2,400	1,820,208
Illinois Finance Authority, RB, 6.69%, 07/01/33	2,925	2,999,054
Illinois Housing Development Authority, RB, S/F Housing
Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.88%, 10/01/49	4,445	4,489,405
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.90%, 10/01/46	7,145	7,279,366
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(a)	15,000	16,741,252
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	6,230,952
State of Illinois, GO, BAB
6.63%, 02/01/35	2,285	2,448,100
7.35%, 07/01/35(a)	28,172	30,989,169
Series 3, 6.73%, 04/01/35	5,348	5,751,722
		190,798,662
Indiana — 1.7%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39	7,900	9,099,621
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	10,000	10,615,159
		19,714,780
Kentucky — 0.9%
Westvaco Corp., RB, 7.67%, 01/15/27(b)	9,400	9,830,719
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-3, 5.20%, 12/01/39(a)	9,750	10,196,899
Maryland — 2.6%
Maryland Community Development Administration, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.15%, 09/01/38	5,000	5,375,211
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.23%, 09/01/43	10,000	10,601,500
Maryland Economic Development Corp., RB
4.00%, 04/01/34	9,245	7,657,628
Sustainability Bonds, 5.94%, 05/31/57	5,000	5,203,161
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(b)	765	753,053
		29,590,553
Massachusetts — 4.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(a)	5,000	5,288,940
Massachusetts Educational Financing Authority, RB
Series A, 3.61%, 07/01/36	9,270	8,807,174
Series A, 5.95%, 07/01/44	15,000	15,783,515
Massachusetts Educational Financing Authority, Refunding RB
Series A, 4.95%, 07/01/38	14,560	14,375,650
Series A, 6.35%, 07/01/49	6,785	7,264,040
Massachusetts Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.84%, 12/01/42	3,170	3,229,333
		54,748,652

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan — 4.0%
Michigan Finance Authority, RB
6.38%, 06/01/33(b)(e)(f)	$1,000	$ 435,400
Series D, 5.02%, 11/01/43	7,500	7,369,374
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(c)	50,000	13,044,691
Michigan State Housing Development Authority, RB, S/F Housing, Series B, Sustainability Bonds, 5.77%, 12/01/44	3,125	3,206,424
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50(a)	5,500	5,830,808
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48(a)	14,575	13,899,562
Western Michigan University, Refunding RB, Series B, (AGM), 2.88%, 11/15/43	1,500	1,162,774
		44,949,033
Minnesota — 1.8%
Minnesota Housing Finance Agency, RB, S/F Housing, Series P, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.79%, 07/01/44	3,000	3,057,498
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	8,000	8,669,604
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	5,875,000
Western Minnesota Municipal Power Agency, Refunding RB, Series A, 3.23%, 01/01/46	3,000	2,412,496
		20,014,598
Mississippi — 0.5%
Mississippi Development Bank, RB, BAB, 6.41%, 01/01/40	5,000	5,508,156
Missouri — 1.9%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41	7,000	7,498,122
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	13,770,137
		21,268,259
Nevada — 0.9%
City of North Las Vegas Nevada, GOL, BAB, 6.57%, 06/01/40	1,420	1,623,309
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	2,385,976
Nevada Housing Division, RB, S/F Housing, Series F, (FHLMC, FNMA, GNMA), 5.52%, 10/01/44	6,485	6,464,970
		10,474,255
New Hampshire — 2.2%
New Hampshire Business Finance Authority, RB, 3.78%, 01/01/36	2,500	2,106,651
New Hampshire Business Finance Authority, Refunding RB
3.30%, 04/01/32	12,895	10,686,594
2.87%, 07/01/35	4,775	3,690,701
Series A, 6.89%, 04/01/34(b)	7,500	7,952,871
		24,436,817
New Jersey — 10.7%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 7.43%, 02/15/29	20,974	22,631,228
Series B, 7.00%, 06/15/30(b)	3,280	3,283,927
Security	Par (000)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Refunding RB
(AGM), 3.51%, 07/01/42	$13,500	$ 11,508,478
(AGM), 3.61%, 07/01/50	1,500	1,190,592
New Jersey Institute of Technology, Refunding RB, Series B, 3.42%, 07/01/42	7,500	6,335,429
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	4,500	4,618,442
New Jersey Transportation Trust Fund Authority, Refunding RB
4.08%, 06/15/39	7,230	6,817,064
4.13%, 06/15/42	16,765	15,354,409
New Jersey Turnpike Authority, RB, BAB(a)
Series A, 7.10%, 01/01/41	34,000	40,579,399
Series F, 7.41%, 01/01/40	6,790	8,343,298
		120,662,266
New York — 9.5%
City of New York, Refunding GO
Series D, 2.17%, 08/01/34(g)	4,305	3,559,543
Series D, 2.17%, 08/01/34	2,980	2,428,997
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	2,220	2,501,025
7.34%, 11/15/39(a)	11,620	14,102,817
Series TR, 6.69%, 11/15/40	19,705	22,119,234
Metropolitan Transportation Authority, Refunding RB, Series C2, Sustainability Bonds, 5.18%, 11/15/49	340	317,151
New York City Housing Development Corp., RB, M/F Housing
Series D, 5.40%, 08/01/49	7,550	7,458,325
Sustainability Bonds, 3.10%, 11/01/45	1,310	934,813
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	7,590	8,211,614
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38(a)	19,000	20,007,224
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(a)	15,000	15,428,135
New York State Thruway Authority, Refunding RB, Series M, 3.50%, 01/01/42	2,000	1,733,305
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-3, 2.51%, 05/15/35	10,390	8,699,768
		107,501,951
North Carolina — 0.7%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 53-B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	7,000	7,382,516
Ohio — 6.6%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41	20,760	26,276,846
Franklin County Convention Facilities Authority, RB, BAB, 6.64%, 12/01/42(a)	30,575	35,740,948
Ohio University, RB, 5.59%, 12/01/2114	10,100	10,265,543
State of Ohio, Refunding RB, 3.28%, 01/01/42	3,000	2,586,306
		74,869,643
Oklahoma — 1.5%
Oklahoma Development Finance Authority, RB
Series A-3, 5.09%, 02/01/52(a)	6,750	7,015,456
Series A-3, 4.71%, 05/01/52	3,695	3,631,836
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Development Finance Authority, RB (continued)
Series B, 11.00%, 09/01/41(b)	$3,000	$ 2,852,506
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45	3,500	3,879,444
		17,379,242
Pennsylvania — 3.1%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	4,435	4,256,327
Series A, 3.81%, 06/01/41	6,110	5,448,728
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39	23,050	25,889,199
		35,594,254
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	3,465	3,497,804
Series A-2, Restructured, 4.55%, 07/01/40	14,899	12,878,253
		16,376,057
South Carolina — 3.0%
Charleston Educational Excellence Finance Corp., Refunding RB, 1.87%, 12/01/29	10,000	9,033,449
South Carolina Jobs-Economic Development Authority, RB, 7.35%, 08/15/30(b)	710	716,029
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50(a)	11,290	13,015,759
South Carolina Public Service Authority, Refunding RB
Series C, 5.78%, 12/01/41	4,595	4,854,057
Series D, (AGM), 6.45%, 12/01/42	2,870	3,306,434
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	4,125	3,597,618
		34,523,346
Tennessee — 5.0%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series B, 5.45%, 07/01/45	5,875	4,502,944
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series A-2, 7.43%, 07/01/43(a)	35,105	42,480,494
Tennessee Housing Development Agency, RB, S/F Housing
Series 1B, Sustainability Bonds, 5.92%, 07/01/49	545	558,407
Series 2B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.91%, 07/01/44	5,000	5,178,186
Tennessee State School Bond Authority, Refunding RB, Series A, 2.56%, 11/01/41	4,525	3,548,140
		56,268,171
Texas — 6.1%
Alamo Regional Mobility Authority, Refunding RB, Series B, 3.28%, 06/15/46	5,000	3,846,968
Arlington Higher Education Finance Corp., RB(b)
5.50%, 04/01/30	500	476,410
6.50%, 11/01/32	1,280	1,326,194
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	1,065	1,003,457
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45	7,500	7,534,164
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48	2,500	2,441,321
Hidalgo County Regional Mobility Authority, Refunding RB, Series B, (AGM), 2.91%, 12/01/40	5,000	3,925,566
Security	Par (000)	Value
Texas (continued)
New Hope Higher Education Finance Corp., RB, Series B, 5.00%, 06/15/27(b)	$390	$ 385,779
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	18,785	16,838,005
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)	10,000	10,300,308
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	25,000	21,461,247
		69,539,419
Utah — 0.3%
Utah Housing Corp., RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	3,000	3,187,763
Virginia — 3.3%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	29,085	24,758,897
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.52%, 06/01/40	4,000	3,424,075
Series F, 3.13%, 07/01/45	3,425	2,609,095
Virginia Housing Development Authority, RB, S/F Housing, Series A, 5.57%, 10/01/49	6,845	6,812,545
		37,604,612
Washington — 1.8%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	18,625	20,439,016
West Virginia — 2.0%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47(c)	1,600	153,391
Tobacco Settlement Finance Authority, Refunding RB
Series A, Class 1, 4.31%, 06/01/49	15,000	12,943,584
Series B, Class 2, 4.88%, 06/01/49	10,280	10,002,805
		23,099,780
Wisconsin(b) — 0.3%
Public Finance Authority, RB
4.75%, 06/15/25	245	243,908
5.38%, 06/15/28	325	315,851
5.25%, 01/01/31	1,075	868,656
Series B, Class S, 5.25%, 06/15/26	95	93,148
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49	1,470	1,312,187
		2,833,750
Total Municipal Bonds — 137.1% (Cost: $1,470,817,813)		1,553,110,292
Total Long-Term Investments — 145.1% (Cost: $1,563,632,482)		1,643,591,374

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(h)(i)	11,492,462	$ 11,492,462
Total Short-Term Securities — 1.0% (Cost: $11,492,462)		11,492,462
Total Investments — 146.1% (Cost: $1,575,124,944)		1,655,083,836
Liabilities in Excess of Other Assets — (46.1)%		(522,218,513)
Net Assets — 100.0%		$ 1,132,865,323

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 7,737,117	$ 3,755,345 (a)	$ —	$ —	$ —	$ 11,492,462	11,492,462	$ 485,296	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Bank PLC	5.10%(b)	12/01/23	Open	$ 971,763	$ 1,017,676	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10 (b)	12/08/23	Open	4,550,000	4,745,802	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10 (b)	12/08/23	Open	6,100,313	6,378,766	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10 (b)	12/08/23	Open	7,587,825	7,934,873	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10 (b)	12/08/23	Open	13,125,000	13,721,695	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10 (b)	12/08/23	Open	17,076,250	17,857,275	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.10 (b)	12/13/23	Open	25,596,450	26,757,100	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.55 (b)	01/29/24	Open	8,277,500	8,561,867	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.10 (b)	06/25/24	Open	13,135,719	13,335,783	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/01/24	Open	13,916,700	14,114,603	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	14,050,481	14,185,276	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	07/29/24	Open	39,931,937	40,315,728	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.03 (b)	07/29/24	Open	10,604,831	10,707,312	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	6,884,813	6,951,827	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	4,558,125	4,602,492	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	16,235,206	16,393,233	Municipal Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	5.07%(b)	07/29/24	Open	$ 2,027,500	$ 2,047,235	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	20,076,375	20,271,791	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	17,681,250	17,853,352	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	1,902,500	1,921,018	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	1,520,000	1,534,795	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	10,500,000	10,602,203	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	7,354,756	7,426,345	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	8,862,812	8,949,080	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	18,742,500	18,924,932	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	07/29/24	Open	7,079,688	7,148,598	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.08 (b)	07/29/24	Open	12,292,500	12,412,365	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.10 (b)	08/05/24	Open	6,400,000	6,455,662	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.10 (b)	08/05/24	Open	21,090,000	21,273,424	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.10 (b)	08/05/24	Open	7,700,000	7,766,969	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.10 (b)	08/05/24	Open	3,097,500	3,124,440	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.10 (b)	08/05/24	Open	14,630,000	14,757,240	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.10 (b)	08/05/24	Open	18,402,500	18,562,551	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.10 (b)	08/05/24	Open	2,913,750	2,939,091	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.10 (b)	08/05/24	Open	2,995,000	3,021,048	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.10 (b)	08/05/24	Open	16,171,250	16,311,895	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/26/24	Open	11,087,500	11,148,250	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	08/29/24	Open	16,012,500	16,094,035	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	08/30/24	Open	13,740,650	13,808,491	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.10 (b)	09/18/24	Open	39,825,000	39,898,787	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.07 (b)	09/18/24	Open	12,978,469	13,002,385	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	09/18/24	Open	9,847,500	9,865,909	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.09 (b)	09/23/24	Open	9,096,587	9,105,591	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.10 (b)	09/25/24	Open	10,237,500	10,244,752	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.05 (b)	09/30/24	Open	10,400,000	10,400,000	Municipal Bonds	Open/Demand
				$ 537,268,500	$ 544,453,542

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	355	12/19/24	$ 40,603	$ (129,647)
U.S. Long Bond	763	12/19/24	94,874	370,811
				$ 241,164
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 90,481,082	$ —	$ 90,481,082
Municipal Bonds	—	1,553,110,292	—	1,553,110,292
Short-Term Securities
Money Market Funds	11,492,462	—	—	11,492,462
	$11,492,462	$1,643,591,374	$—	$1,655,083,836
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 370,811	$ —	$ —	$ 370,811
Liabilities
Interest Rate Contracts	(129,647)	—	—	(129,647)
	$241,164	$—	$—	$241,164

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $544,453,542 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Portfolio Abbreviation (continued)
RB	Revenue Bond
S/F	Single-Family
SAP	Subject to Appropriations
TA	Tax Allocation
Schedule of Investments